PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other prepaid and other current assets

	March 31, 2025	December 31, 2024
Prepaid expenses and other current assets:
Prepaid expenses	$615	$818
Prepaid taxes	631	1,865
Other	1	19
Total prepaid expenses and other current assets	$1,247	$2,702

	December 31, 2024	December 31, 2023
Prepaid expenses and other current assets:
Prepaid expenses	$818	$269
Prepaid taxes	1,865	138
Other	19	18
Total prepaid expenses and other current assets	$2,702	$425